Schedule of Location and Amounts of Gains and Losses on Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	$ 16,219		$ 6,212		$ 95
Unrealized Gains (Losses)	(5,532)		12,704		5,960
Total	10,687		18,916		6,055
Crude Oil (Bbls)
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	(286)		(670)		(3,861)
Unrealized Gains (Losses)	1,865		362		2,963
Total	1,579		(308)		(898)
Natural Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	16,095		6,882		4,667
Unrealized Gains (Losses)	(7,933)		12,342		2,286
Total	8,162		19,224		6,953
Interest Rate
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)					(711)
Unrealized Gains (Losses)					711
Total					0
Natural Gas Liquids
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	410
Unrealized Gains (Losses)	536
Total	946
Reclassification of settled contracts included in prior periods mark-to-market adjustment | Crude Oil (Bbls)
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0		0		0
Unrealized Gains (Losses)	2,138		1,850		5,782
Total	2,138		1,850		5,782
Reclassification of settled contracts included in prior periods mark-to-market adjustment | Natural Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0		0		0
Unrealized Gains (Losses)	(10,404)		(4,231)		(1,925)
Total	(10,404)		(4,231)		(1,925)
Reclassification of settled contracts included in prior periods mark-to-market adjustment | Interest Rate
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)					0
Unrealized Gains (Losses)					711
Total					711
Reclassification of settled contracts included in prior periods mark-to-market adjustment | Natural Gas Liquids
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0
Unrealized Gains (Losses)	0
Total	0
Mark-to-market fair value adjustments | Crude Oil (Bbls)
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0		0		0
Unrealized Gains (Losses)	(273)		(1,488)		(2,819)
Total	(273)		(1,488)		(2,819)
Mark-to-market fair value adjustments | Natural Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0		0		0
Unrealized Gains (Losses)	2,471		16,573		4,211
Total	2,471		16,573		4,211
Mark-to-market fair value adjustments | Interest Rate
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)					0
Unrealized Gains (Losses)					0
Total					0
Mark-to-market fair value adjustments | Natural Gas Liquids
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0
Unrealized Gains (Losses)	536
Total	536
Settlement of contracts | Crude Oil (Bbls)
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	(286)	[1]	(670)	[1]	(3,861)	[1]
Unrealized Gains (Losses)	0	[1]	0	[1]	0	[1]
Total	(286)	[1]	(670)	[1]	(3,861)	[1]
Settlement of contracts | Natural Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	16,095	[1]	6,882	[1]	4,667	[1]
Unrealized Gains (Losses)	0	[1]	0	[1]	0	[1]
Total	16,095	[1]	6,882	[1]	4,667	[1]
Settlement of contracts | Interest Rate
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)					(711)	[1]
Unrealized Gains (Losses)					0	[1]
Total					(711)	[1]
Settlement of contracts | Natural Gas Liquids
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	410	[1]
Unrealized Gains (Losses)	0	[1]
Total	$ 410	[1]

[1]	These amounts represent the realized gains and losses on settled derivatives, which before settlement are included in the mark-to-market fair value adjustment.